Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance
Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”)	Compensation Actually Paid to PEO(1)	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO(1)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)	Value of Initial Fixed $100 Investment Based on:		Net Income (Loss) ($000s)
							Total Shareholder Return	Peer Group Total Shareholder Return**
	Christopher J. Bilotto
2024	$341,608	$251,245	—	—	$136,358	$74,782	$31.21	$115.25	$(370,272)
			Jennifer F. Francis
2023	—	—	178,710	508,007	19,090	139,720	50.07	92.56	(293,572)
2022	—	—	123,995	(75,701)*	53,845	(61,296)*	8.38	81.72	(15,774)
2021	—	—	280,424	231,125	103,489	71,960	39.15	104.54	179,926
2020	—	—	116,421	58,298	78,157	27,432	51.69	90.08	(134,307)
*
Because the Company does not pay cash compensation to its NEOs, the total compensation from the summary compensation table does not include cash compensation received by our NEOs. The negative values for Compensation Actually Paid in 2022 reflect the decline in value of the share awards granted by us to our NEOs.

**
Peer group total shareholder return is based on the MSCI U.S. REIT/Health Care REIT Index.

(1)
The following table summarizes the applicable deductions and additions for the PEO in the calculation of Compensation Actually Paid to the PEO.

PEO Compensation Actually Paid
Year	PEO Name	Total Compensation Per Summary Compensation Table	Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to PEO
2024	Christopher J. Bilotto	$341,608	$(339,997)	$137,310	$(25,920)	$140,002	$(1,758)	$249,634	$251,245

(2)
The only non-PEO NEO for 2024 is Matthew C. Brown.

(3)
The following table summarizes the applicable deductions and additions for the non-PEO NEO in the calculation of Compensation Actually Paid to the non-PEO NEO.

Average Non-PEO NEOs—Compensation Actually Paid
Year	Total Compensation Per Summary Compensation Table	Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to Non-PEO NEOs
2024	$136,358	$(134,998)	$74,147	$(25,920)	$27,001	$(1,806)	$73,422	$74,782

Named Executive Officers, Footnote	(2) The only non-PEO NEO for 2024 is Matthew C. Brown.
Peer Group Issuers, Footnote	** Peer group total shareholder return is based on the MSCI U.S. REIT/Health Care REIT Index.
Adjustment To PEO Compensation, Footnote
(1)
The following table summarizes the applicable deductions and additions for the PEO in the calculation of Compensation Actually Paid to the PEO.

PEO Compensation Actually Paid
Year	PEO Name	Total Compensation Per Summary Compensation Table	Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to PEO
2024	Christopher J. Bilotto	$341,608	$(339,997)	$137,310	$(25,920)	$140,002	$(1,758)	$249,634	$251,245

Non-PEO NEO Average Total Compensation Amount	$ 136,358	$ 19,090	$ 53,845	$ 103,489	$ 78,157
Non-PEO NEO Average Compensation Actually Paid Amount	$ 74,782	139,720	(61,296)	71,960	27,432
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The following table summarizes the applicable deductions and additions for the non-PEO NEO in the calculation of Compensation Actually Paid to the non-PEO NEO.

Average Non-PEO NEOs—Compensation Actually Paid
Year	Total Compensation Per Summary Compensation Table	Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to Non-PEO NEOs
2024	$136,358	$(134,998)	$74,147	$(25,920)	$27,001	$(1,806)	$73,422	$74,782

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
*
Because the Company does not pay cash compensation to its NEOs, the total compensation from the summary compensation table does not include cash compensation received by our NEOs. The negative values for Compensation Actually Paid in 2022 reflect the decline in value of the share awards granted by us to our NEOs.

Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 31.21	50.07	8.38	39.15	51.69
Peer Group Total Shareholder Return Amount	115.25	92.56	81.72	104.54	90.08
Net Income (Loss)	$ (370,272,000)	(293,572,000)	(15,774,000)	179,926,000	(134,307,000)
PEO Name	Christopher J. Bilotto
Christopher J. Bilotto [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 341,608
PEO Actually Paid Compensation Amount	251,245
Jennifer F. Francis [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		178,710	123,995	280,424	116,421
PEO Actually Paid Compensation Amount		$ 508,007	$ (75,701)	$ 231,125	$ 58,298
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	249,634
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	137,310
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(25,920)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	140,002
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,758)
PEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(339,997)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	73,422
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	74,147
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(25,920)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,001
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,806)
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (134,998)